Note 10 - Details of Selected Balance Sheet Accounts - Summary of Property, Plant and Equipment (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Property, plant, equipment and seismic rental equipment, gross	$ 172,086	$ 184,692
Less: accumulated depreciation	126,022	134,951
Less: impairment of long-lived assets	36,553	36,553
Property, plant, equipment and seismic rental equipment, net	9,511	13,188
Building [Member]
Property, plant, equipment and seismic rental equipment, gross	15,675	15,486
Machinery and Equipment [Member]
Property, plant, equipment and seismic rental equipment, gross	120,949	133,048
Seismic Rental Equipment [Member]
Property, plant, equipment and seismic rental equipment, gross	2,003	1,669
Furniture and Fixtures [Member]
Property, plant, equipment and seismic rental equipment, gross	3,172	3,347
Property, Plant and Equipment, Other Types [Member]
Property, plant, equipment and seismic rental equipment, gross	$ 30,287	$ 31,142